Employee Benefit Plans - Summary of Activity Related to Outstanding Stock Options (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Outstanding, Beginning of year, Shares	220,500	220,500	220,500
Granted, Shares	0	0	0
Assumed, Shares	102,586
Exercised, Shares	(1,000)
Forfeited, Shares	0	0	0
Outstanding, End of year, Shares	322,086	220,500	220,500
Exercisable, end of year	322,086	220,500	220,500
Outstanding, beginning of year, Weighted Average Exercise Price	$ 14.57	$ 14.57	$ 14.57
Granted, Weighted Average Exercise Price	0	0	0
Assumed, Weighted Average Exercise Price	23.45
Exercised, Weighted Average Exercise Price	14.57
Forfeited, Weighted Average Exercise Price	0	0	0
Outstanding, end of year, Weighted Average Exercise Price	17.40	14.57	14.57
Exercisable, end of year, Weighted Average Exercise Price	$ 17.40	$ 14.57	$ 14.57